OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 9      -      OTHER CURRENT LIABILITIES

A.     Consists of:

	As of December 31,
	2 0 2 2	2 0 2 1

Accrued salaries and fringe benefits	31,652	28,176
Accrued warranty costs (See B below)	9,517	8,287
Governmental institutions	12,202	11,377
Governments grants payables	647	995
Other	807	50
	54,825	48,885

B.      Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

Accrued warranty costs presented in:

	As of December 31,
	2 0 2 2	2 0 2 1

Other current liabilities	9,517	8,287
Other long-term liabilities	1,113	598
	10,630	8,885

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2022 and 2021:

	As of December 31,
	2 0 2 2	2 0 2 1

Balance as of beginning of year	8,885	5,152
Services provided under warranty	(11,959)	(8,798)
Changes in provision	13,704	12,531
Balance as of end of year	10,630	8,885